SCHEDULE OF CURRENCY EXCHANGE RATES (Details)		6 Months Ended		12 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CADV Ventures S.A [Member]
AccountingPoliciesLineItems [Line Items]
Foreign currency exchange rate				3.6016	4.1012
Foreign currency exchange rate in statements of operations and comprehensive (loss) income, and cash flows				3.7588	3.9799
Kukugan Invest [Member]
AccountingPoliciesLineItems [Line Items]
Foreign currency exchange rate		3.7708		3.8643
Foreign currency exchange rate in statements of operations and comprehensive (loss) income, and cash flows	3.6004	3.6388	3.8763